Summary of significant accounting policies - Changes in accounting policy and disclosures (Details) £ in Millions	12 Months Ended
	Jun. 30, 2018 item	Jul. 01, 2018 GBP (£)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of new standards, amendments or interpretations, effective for the first time, that had material impact | item	0
Forecast | Increase (decrease) due to application of IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net assets | £		£ 1.8